Retirement benefits - Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit obligation
Statement [Line Items]
At 1 January	$ 103	$ 96	$ 91
Interest expense/(income)	2	3	3
Total	2	3	3
Demographic assumptions	(3)	(3)	(1)
Financial assumptions	(3)	10	9
Experience adjustments	(1)	1	(1)
Re-measurement loss/(gain)	(7)	8	7
Exchange adjustments	(1)	2	1
Total	(8)	10	8
Group contributions	0
Benefits paid	(5)	(6)	(6)
Total	(5)	(6)	(6)
At 31 December	92	103	96
Defined benefit obligation | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	30	31	26
Defined benefit obligation | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	45	50	48
Defined benefit obligation | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	17	22	22
Fair value of plan assets
Statement [Line Items]
At 1 January	0
Interest expense/(income)	0
Total	0
Demographic assumptions	0
Financial assumptions	0
Experience adjustments	0
Re-measurement loss/(gain)	0
Exchange adjustments	0
Total	0
Group contributions	(5)	(6)	(6)
Benefits paid	5	6	6
Total	0
At 31 December	0	0
Fair value of plan assets | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	0
Fair value of plan assets | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	0
Fair value of plan assets | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	0
Net defined benefit liability (asset) [member]
Statement [Line Items]
At 1 January	103	96	91
Interest expense/(income)	2	3	3
Total	2	3	3
Demographic assumptions	(3)	(3)	(1)
Financial assumptions	(3)	10	9
Experience adjustments	(1)	1	(1)
Re-measurement loss/(gain)	(7)	8	7
Exchange adjustments	(1)	2	1
Total	(8)	10	8
Group contributions	(5)	(6)	(6)
Benefits paid	0
Total	(5)	(6)	(6)
At 31 December	92	103	96
Net defined benefit liability (asset) [member] | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	30	31	26
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	45	50	48
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	$ 17	$ 22	$ 22